Investments (excluding Consolidated Investment Entities) - Impaired Loans 2 (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended			12 Months Ended
	Mar. 31, 2013 loan		Mar. 31, 2012	Dec. 31, 2012 loan		Dec. 31, 2011 loan		Dec. 31, 2010
Investments, Debt and Equity Securities [Abstract]
Impaired loans, average investment during the period	$ 16.9		$ 44.6	$ 32.7		$ 43.7		$ 72.5
Troubled debt restructured loans	0	[1]		0	[1]	15.7	[1]	0	[1]
Loans 90 days or more past due, interest no longer accruing, at amortized cost	0			0		16.6		2.7
Loans in foreclosure, at amortized cost	9.0			9.0		0		0
Unpaid principal balance of loans 90 days or more past due, interest no longer accruing	0			0		21.6		4.9
Number of loans in foreclosure	4.0			4		0
Number of loans in arrears	$ 0			$ 0		$ 0

[1]	Amounts included in Troubled debt restructured loans, Loans 90 days or more past due and Loans in foreclosure, which were also impaired, are included in the Impaired loans, average investment during the period.